Note 4 - Acquisitions - Acquisitions Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current assets, excluding cash	$ 106,843	$ 29,720
Warehouse receivables	31,282
Non-current assets	49,986	7,989
Current liabilities	(91,619)	(18,616)
Warehouse credit facilities	(25,850)
Long-term liabilities	(63,956)	(11,913)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	6,686	7,180
Cash consideration, net of cash acquired	(205,608)	(80,576)
Acquisition date fair value of contingent consideration	(23,717)
Total purchase consideration	(229,325)	(80,576)
Indefinite life	29,200
Finite life	167,680
Goodwill	117,984	58,221
Redeemable non-controlling interest	92,225
Acquired intangible assets		(42,226)
Redeemable non-controlling interest		27,051
Actual from acquired entities, Revenues	194,977
Actual from acquired entities, Net earnings from continuing operations	24,449
Supplemental pro forma revenues (unaudited), Revenues	2,927,994	3,378,981
Supplemental pro forma net earnings (unaudited), Net earnings from continuing operations	104,662	$ 163,942
Colliers Mortgage [Member]
Current assets, excluding cash	46,510
Warehouse receivables	31,282
Non-current assets	9,021
Current liabilities	(55,881)
Warehouse credit facilities	(25,850)
Long-term liabilities	(6,266)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	(1,184)
Cash consideration, net of cash acquired	(134,204)
Acquisition date fair value of contingent consideration	(9,250)
Total purchase consideration	(143,454)
Indefinite life	29,200
Finite life	105,150
Goodwill	53,530
Redeemable non-controlling interest	43,242
Maser Consulting P.A. [Member]
Current assets, excluding cash	57,533
Warehouse receivables
Non-current assets	37,516
Current liabilities	(32,582)
Warehouse credit facilities
Long-term liabilities	(54,739)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	7,728
Cash consideration, net of cash acquired	(59,355)
Acquisition date fair value of contingent consideration	(12,204)
Total purchase consideration	(71,559)
Indefinite life
Finite life	51,100
Goodwill	56,838
Redeemable non-controlling interest	44,107
Other Acquisitions [Member]
Current assets, excluding cash	2,800
Warehouse receivables
Non-current assets	3,449
Current liabilities	(3,156)
Warehouse credit facilities
Long-term liabilities	(2,951)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	142
Cash consideration, net of cash acquired	(12,049)
Acquisition date fair value of contingent consideration	(2,263)
Total purchase consideration	(14,312)
Indefinite life
Finite life	11,430
Goodwill	7,616
Redeemable non-controlling interest	$ 4,876